Equity - Schedule of Share Capital (Details) - Common Shares [Member] shares in Thousands	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ILS (₪) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ILS (₪) shares
Disclosure of classes of share capital [line items]
Number of shares, Authorized	200,000	200,000	200,000	200,000
Number of shares, Issued and paid	32,259	32,259	27,989	27,989
Amount, Authorized (in New Shekels) | ₪
Amount, Issued and paid (in Dollars) | $